Subsequent Events (Details) - USD ($)								6 Months Ended	12 Months Ended
	Sep. 17, 2025	Sep. 03, 2025	Aug. 29, 2025	Mar. 06, 2025	Sep. 24, 2024	Nov. 06, 2023	Jun. 09, 2021	Jun. 30, 2025	Dec. 31, 2024	Jul. 31, 2025	Mar. 17, 2025	Feb. 10, 2025	Jan. 15, 2025	Aug. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Maturity date								Oct. 31, 2025	Oct. 31, 2025
Lowest conversion price (in Dollars per share)														$ 0.43
Interest rate, description								The Senior Convertible Notes bear interest at the rate of 7% per annum, except upon an event of default, in which such interest rate will be 12%.
Warrants exercisable per share (in Dollars per share)								$ 16.88
Par value (in Dollars per share)									$ 0.0001						$ 0.0001
First tranche consideration, description								●if the VWAP Price over that period is less than $20.00 but not less than $10.00, the Company will issue additional Ordinary Shares to the FGRBPL as is necessary to ensure that the aggregate value of the First Tranche Consideration Shares (calculated by reference to the VWAP Price) equals $15 million; ●if the VWAP Price is equal to or greater than $20.00, no additional Ordinary Shares shall be issued and the First Tranche Consideration Shares shall be the 750,000 Ordinary Shares; and ●if the VWAP Price is less than $10.00, the maximum number of First Tranche Consideration Shares to be issued shall be 1,500,000 Ordinary Shares.	This claim poses a reasonable possibility of loss to the Company, but the Company is unable to reasonably estimate an amount or range of reasonably possible loss at this time.
Second Tranche [Member]
Subsequent Events [Line Items]
Resource upgrade standards of regulation, description								●Up to $55 per ounce of gold (capped at 6 million ounces); ●Up to $50 per ton of copper (capped at 4 million tons); andif the option is exercised, FGR BPL will transfer the remaining 50% stake in the SPV to the Company.
PERCEPTION CAPITAL CORP IV [Member]
Subsequent Events [Line Items]
Aggregate principal amount									$ 0						$ 0
Shares conversion price (in Dollars per share)					$ 1	$ 1
Ordinary shares issued (in Shares)							5,347,500
Number of shares issued subject to possible redemption (in Shares)									332,928						4,777,672
Common Stock [Member]
Subsequent Events [Line Items]
Par value (in Dollars per share)								$ 0.0001
July Notes [Member]
Subsequent Events [Line Items]
Applicable discount, description								“Applicable Discount” means, (i) in the case of the June notes, a forty percent (40%) discount or (ii) in the case of the July notes, a twenty percent (20%) discount. The conversion price for the June Notes and July Notes was $17.69 (less the Applicable Discount), and 237,104 ordinary shares were issued upon the conversion of the June and July Notes.	“Applicable Discount” means, (i) in the case of the June notes, a forty percent (40%) discount or (ii) in the case of the July notes, a twenty percent (20%) discount. The conversion price for the June Notes and July Notes is $17.69 (less the Applicable Discount).
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of original issue discount		8.00%
Aggregate purchase price		$ 3,500,000
Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsequent Events [Line Items]
Payable amount	$ 15,000,000
Percentage of stake for special purpose	50.00%
Ordinary shares issued (in Shares)	750,000
Par value (in Dollars per share)	$ 0.0001
Subsequent Event [Member] | PERCEPTION CAPITAL CORP IV [Member]
Subsequent Events [Line Items]
Deposit to trust account											$ 5,000	$ 5,000	$ 5,000
Number of shares issued subject to possible redemption (in Shares)				332,928
Number of shares redeemed (in Shares)				307,742
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Warrants to purchase shares (in Shares)		150,709	215,299
Subsequent Event [Member] | July Notes [Member]
Subsequent Events [Line Items]
Notes Payable										$ 400,000
Lowest conversion price (in Dollars per share)									$ 30	$ 30
Subsequent Event [Member] | Senior Convertible Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount		$ 3,804,348	$ 5,434,783					$ 2.2	$ 30
Shares conversion price (in Dollars per share)		$ 13.51
Subsequent Event [Member] | Additional Senior Convertible Note [Member]
Subsequent Events [Line Items]
Aggregate principal amount		$ 1,630,435
Aggregate purchase price		$ 1,500,000
Percentage of discount		8.00%
Number of additional warrants (in Shares)		64,590
Subsequent Event [Member] | August SPA [Member]
Subsequent Events [Line Items]
Sale of newly issued shares			$ 75,000,000
Number of investors shares issued (in Shares)			69,419
Mampon [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of interest acquired	90.00%
Government of Ghana [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ownership interest transferred	10.00%